RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statements of Cash Flows (Details) - USD ($)
	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)	$ (14,020,050)	$ (4,345,725)	$ (12,638,883)	$ (5,705,098)	$ (18,343,981)	$ (22,689,706)	$ (34,515,754)	$ (20,710,446)
Adjustments to reconcile net loss to net cash used in operating activities: Loss on extinguishment of debt	3,386,416	1,303,969	10,293,834	0	10,293,834	11,597,803	20,504,307	0
Changes in operating assets and liabilities: Accrued expenses	681,210			524,487	1,702,104	1,976,187	$ 2,108,562	116,001
Senior Convertible Notes [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Adjustments to reconcile net loss to net cash used in operating activities: Loss on extinguishment of debt	$ 1,682,641
Originally Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)		(4,377,522)	(12,687,388)	(5,700,653)	(18,388,041)	(22,765,563)		(20,706,384)
Adjustments to reconcile net loss to net cash used in operating activities: Loss on extinguishment of debt		1,339,017	10,346,108		10,346,108	11,685,125
Changes in operating assets and liabilities: Accrued expenses				520,042	1,693,890	1,964,723		111,939
Restatement Adjustment [Member] | Senior Convertible Notes [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)		31,797	48,505	(4,445)	44,060	75,857		(4,062)
Adjustments to reconcile net loss to net cash used in operating activities: Loss on extinguishment of debt		$ (35,048)	$ (52,274)		(52,274)	(87,322)
Changes in operating assets and liabilities: Accrued expenses				$ 4,445	$ 8,214	$ 11,464		$ 4,062